Restructuring, Acquisition and Integration-Related Costs (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Reserve [Roll Forward]
Accruals	$ (153)	$ 278	$ 1,415
Restructuring Plan 2007
Restructuring Reserve [Roll Forward]
Balance as of December 31, 2011	7,432	13,613	17,438
Accruals	(153)	278	1,121
Payments	(2,992)	(6,620)	(5,205)
Restructuring Reserve Noncash Charges		161	259
Balance as of December 31, 2012	$ 4,287	$ 7,432	$ 13,613